UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22982

 NAME OF REGISTRANT:                     Eaton Vance NextShares Trust


 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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Eaton Vance NextShares Trust


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Global Income Builder NextShares,
a series of Eaton Vance NextShares Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 10/31
Date of reporting period: 7/1/21 - 6/30/22
--------------------------------------------------------------------------------------------------------------------------
There were no proxies voted by the Eaton Vance Global Income Builder NextShares
(the "Fund") in relation to securities held in the Fund's portfolio.
The Fund invests substantially all of its assets in Global Income Builder Portfolio
(the "Portfolio") and operates in a "hub and spoke" structure.  Proxy voting records of the Portfolio can be found on the Securities and Exchange Commissions website (www.sec.gov)
(CIK Number: 0001668984, File Number: 811-23145, Filing Date:  August 24, 2022).


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Stock NextShares,
a series of Eaton Vance NextShares Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 12/31
Date of reporting period: 7/1/21 - 6/30/22
--------------------------------------------------------------------------------------------------------------------------
There were no proxies voted by the Eaton Vance Stock NextShares (the "Fund")
in relation to securities held in the Fund's portfolio.  The Fund invests substantially all of its assets in Stock Portfolio (the "Portfolio") and operates in a "hub and spoke"
structure.  Proxy voting records of the Portfolio can be found on the Securities and Exchange
Commissions website (www.sec.gov) (CIK Number: 0001473646, File Number: 811-22337,
Filing Date:  August 24, 2022).

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance NextShares Trust
By (Signature)       /s/ Edward J. Perkin
Name                 Edward J. Perkin
Title                President
Date                 08/29/2022